5. DERIVATIVE LIABILITY (Details 2)	12 Months Ended
Dec. 31, 2018
Commitment Date
Expected dividends	0.00%
Commitment Date | Minimum [Member]
Expected volatility	81.00%
Risk free interest rate	2.05%
Expected term (in years)	3 months
Commitment Date | Maximum [Member]
Expected volatility	503.00%
Risk free interest rate	3.07%
Expected term (in years)	5 years
Remeasurement Date
Expected dividends	0.00%
Remeasurement Date | Minimum [Member]
Expected volatility	87.00%
Risk free interest rate	2.19%
Expected term (in years)	2 months 23 days
Remeasurement Date | Maximum [Member]
Expected volatility	515.00%
Risk free interest rate	2.60%
Expected term (in years)	4 years 9 months 22 days